Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661	512,027	875,403
Accrued investment income	144,334	127,874
Reinsurance ceded receivables	626,194	769,699
Liabilities [Abstract]
Interest-sensitive contract liabilities	8,394,468	7,774,481
Collateral finance facility	652,032	850,039
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Carrying Value [Member]
Assets
Fixed maturity securities available-for-sale	16,200,950	14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	963,626	683,307
Cash and cash equivalents	962,870	463,661
Accrued investment income	144,334	127,874
Reinsurance ceded receivables	3,643	95,557
Liabilities [Abstract]
Interest-sensitive contract liabilities	6,203,001	5,856,945
Long And Short Term Debt	1,414,688	1,216,410
Collateral finance facility	652,032	850,039
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Estimated Fair Value [Member]
Assets
Fixed maturity securities available-for-sale	16,200,950	14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	1,081,924	933,513
Funds withheld at interest	6,041,984	5,838,064
Short-term investments	88,566	118,387
Other invested assets	966,237	681,242
Cash and cash equivalents	962,870	463,661
Accrued investment income	144,334	127,874
Reinsurance ceded receivables	1,248	91,893
Liabilities [Abstract]
Interest-sensitive contract liabilities	6,307,779	5,866,088
Long And Short Term Debt	1,462,329	1,226,517
Collateral finance facility	390,900	514,250
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	$ 0	$ 221,341